Deferred tax - Summary of Unrecognized Deferred Tax Assets (Parenthetical) (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Unrecognized deferred tax asset, accumulated tax losses related to corporate income taxes	£ 42.7	£ 43.6
Unrecognized deferred tax asset, accumulated tax losses related to trade taxes	£ 41.4	£ 43.6